Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
24.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed balance sheets (in thousands)

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	551,705	24,500	3,845
Short-term investments	—	700,052	109,853
Amounts due from subsidiaries	—	8,496	1,333
Amounts due from related parties	9,000	—	—
Other current assets	—	1,723	271

Total current assets	560,705	734,771	115,302

TOTAL ASSETS	560,705	734,771	115,302

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY
Current liabilities
Other payables	—	4,133	649
Amounts due to subsidiaries	20,390	2,569	403
Warrant liabilities	108,160	—	—

Total current liabilities	128,550	6,702	1,052
Non-current liabilities
Share of losses in excess of investments in subsidiaries and amounts due from subsidiaries	662,264	—	—
Total non-current liabilities	662,264	—	—

TOTAL LIABILITIES	790,814	6,702	1,052

Mezzanine equity
Redeemable convertible preferred shares	5,174,910	—	—
Shareholders’ (deficit)/equity
Ordinary shares (US$0.000002 par value per share; 24,819,646,300 and nil shares authorized as of December 31, 2020 and 2021, respectively; 64,908,700 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)	1	—	—
Class A ordinary shares (US$0.000002 par value per share; nil and 20,000,000,000 shares authorized as of December 31, 2020 and 2021, respectively; nil and 299,797,728 shares issued as of December 31, 2020 and 2021, nil and 270,054,584 shares outstanding as of December 31, 2020 and 2021, respectively)	—	3	1
Class B ordinary shares (US$0.000002 par value per share; nil and 2,500,000,000 shares authorized as of December 31, 2020 and 2021, respectively; nil and 54,543,800 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	—	1	—
Additional paid-in capital	117,298	13,685,062	2,147,485
Treasury stock	—	(7,042)	(1,105)
Accumulated deficit	(5,499,357)	(12,765,713)	(2,003,219)
Accumulated other comprehensive loss	(22,961)	(184,242)	(28,912)

TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY	(5,405,019)	728,069	114,250

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDER’S (DEFICIT)/EQUITY	560,705	734,771	115,302

Condensed statements of comprehensive loss (in thousands)

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	375	(142,186)	(271,436)	(42,594)

Total operating expenses	375	(142,186)	(271,436)	(42,594)

Income/(loss) from operations	375	(142,186)	(271,436)	(42,594)

Interest income	24,423	7,699	8,611	1,351
Interest expenses	(39,477)	(21,334)	—	—
Other expenses	—	(29,141)	—	—
Changes in fair value of warrant liabilities	(100,672)	11,450	(44,457)	(6,976)
Share of losses in subsidiarie s	(1,758,032)	(3,003,402)	(6,121,777)	(960,641)

Net loss	(1,873,383)	(3,176,914)	(6,429,059)	(1,008,860)

Accretions of redeemable convertible preferred shares	(74,558)	(320,301)	(288,380)	(45,253)
Deemed dividend	(46,168)	—	—	—

Net loss attributable to ordinary shareholders	(1,994,109)	(3,497,215)	(6,717,439)	(1,054,113)

Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	30,409	(53,370)	(161,281)	(25,308)

Comprehensive loss	(1,842,974)	(3,230,284)	(6,590,340)	(1,034,168)

Accretions of redeemable convertible preferred shares	(74,558)	(320,301)	(288,380)	(45,253)
Deemed dividend	(46,168)	—	—	—

Comprehensive loss attributable to ordinary shareholders	(1,963,700)	(3,550,585)	(6,878,720)	(1,079,421)

Condensed statements of cash flows (in thousands)

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	24,414	7,564	(4,066)	(638)
Net cash used in investing activities	(1,663,826)	(1,957,689)	(7,713,202)	(1,210,370)
Net cash generated from financing activities	1,340,157	2,281,673	7,215,688	1,132,299
Effect of exchange rate changes on cash and cash equivalents and restricted cash	20,632	(41,844)	(25,625)	(4,021)

Net (decrease)/increase in cash and cash equivalents	(278,623)	289,704	(527,205)	(82,730)
Cash and cash equivalents at beginning of the year	540,624	262,001	551,705	86,575

Cash and cash equivalents at end of the year	262,001	551,705	24,500	3,845

(a) Basis of presentation
Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.
The Company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC
323-10
Investment-Equity Method and Joint Ventures
, such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and share of the subsidiaries’ losses as “Share of losses in subsidiaries” on the condensed statements of comprehensive loss. Under the equity method of accounting, the Company’s carrying amount of its investment in subsidiaries for its share of the subsidiaries cumulative losses were reduced to nil and the carrying amount of “Amounts due from subsidiaries” was further adjusted in 2020 and 2021. In 2020, the Company continued to record losses after “Amounts due from subsidiaries” were reduced to nil as the Company is committed to provide financial support to its subsidiaries, resulting in a negative equity method investment which is presented as “Share of losses in excess of investments in subsidiaries and amounts due from subsidiaries” in the condensed balance sheets.
The subsidiaries did not pay any dividends to the Company for the periods presented.
The Company does not have significant commitments or long-term obligations as of the period end other than those presented.
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.